4. LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM INVESTMENTS
Loss in joint venture	$ 118,712	$ 107,907	$ 146,051
Accrued interest expense	$ 279,405	$ 264,869	$ 260,453